UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07685

Frontier Funds, Inc.

(Exact name of registrant as specified in charter)

999 Oakmont Plaza Drive, Suite 600

Westmont, Illinois 60559
(Address of principal executive offices) (Zip code)

Charles S. Thompson II

999 Oakmont Plaza Drive, Suite 600

Westmont, Illinois 60559
(Name and address of agent for service)

(847) 509-9860

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Frontier MFG Global Sustainable Fund
Institutional Class | FMSGX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Frontier MFG Global Sustainable Fund for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://frontiermutualfunds.com/resources/. You can also request this information by contacting us at 888-825-2100.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$89	0.80%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund  outperformed its benchmark, the MSCI World Index (Net).
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund recorded a positive return for the 12 months ended June 30, 2025, as the US economy was resilient over the past 12 months, and particularly in the second half despite uncertainty unleashed by US trade policy. Although survey-based consumer confidence and ISM releases pointed to expectations of weakening activity ahead through the June quarter, the US labour market remained resilient with the US unemployment rate remaining range-bound at around 4-4.2% over this period. Elsewhere, sentiment was muted with central banks easing amid softening growth and inflation outlook. However, there was no indication of upside risk to growth. In the June quarter, geopolitical tensions flared in the Middle East as Israel conducted pre-emptive strikes on Iran, prompting a relatively short and contained conflict between the two nations. Overall impact on markets and fundamental outlook was limited after markets recovered ground from the response to tariffs and the threat of war in the first quarter.
POSITIONING
Key contributors included Meta, Taiwan Semiconductor (“TSMC”) and Intercontinental Exchange (“ICE”). Meta’s outperformance over the last 12 months has been driven by healthy global advertising demand, strong monetisation momentum, growing capabilities and optionality with generative AI technologies, and continued cost control leading to improved investor sentiment and outlook. TSMC’s high-performance computing business outperformed over the past 12 months, reflecting strong AI demand, and delivering margins above expectations, reflecting pricing power and efficiency. This was partly offset by trade concerns related to tariffs and export restrictions. ICE’s outperformance over the last 12 months has been supported by robust futures and options volumes on elevated market volatility. The Mortgage Technology business is yet to recover meaningfully as long-term US rates remain steady.
Key detractors included UnitedHealth Group, Nestlé and Zimmer Biomet. UnitedHealth was affected by higher-than-anticipated medical care costs due to increased utilisation. This was followed by the resignation of CEO Witty, with Executive Chair and former CEO Hemsley to step in. Nestlé’s business performance disappointed over the past year; management downgraded outlook FY24 guidance, and issued lower FY25 guidance. Nestlé is managing headwinds of higher cost-of-living pressures, elevated commodity prices (coffee beans and cocoa), and turnaround in underperforming parts of its portfolio. Zimmer’s business turnaround has progressed more slowly than expected, contributing to recent share price weakness. The underperformance was most evident in the US Knees segment. Encouragingly, management has responded with a leadership refresh and adjustments to sales representative incentive structures.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
Frontier MFG Global Sustainable Fund	PAGE 1	TSR-AR-35908Y773

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/09/2019)
Institutional Class	21.25	12.25	11.44
MSCI World Index (Net)	16.26	14.55	13.42
Visit https://frontiermutualfunds.com/funds/mfg-global-sustainable/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$32,105,097
Number of Holdings	27
Net Advisory Fee	$0
Portfolio Turnover	55%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2025)

Top Sectors	(%)
Information Technology	18.4%
Financials	15.8%
Consumer Staples	15.3%
Consumer Discretionary	14.9%
Communication Services	12.2%
Health Care	8.9%
Utilities	3.7%
Real Estate	3.0%
Industrials	2.4%
Cash & Other	5.4%

Top Issuers	(%)
Microsoft Corp.	8.0%
Amazon.com, Inc.	7.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5%
Meta Platforms, Inc.	5.0%
Nestle SA	4.7%
Alphabet, Inc.	4.7%
Mastercard, Inc.	4.4%
Reckitt Benckiser Group PLC	4.0%
Eversource Energy	3.7%
Yum! Brands, Inc.	3.6%

Top Countries	(%)
United States	63.1%
Switzerland	7.3%
United Kingdom	5.8%
Taiwan, Province of China	5.6%
Netherlands	4.6%
Hong Kong	3.0%
Germany	2.8%
Spain	2.4%
Cash & Other	5.4%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://frontiermutualfunds.com/resources/.
The Fund is distributed by Frontegra Strategies, LLC.
Frontier MFG Global Sustainable Fund	PAGE 2	TSR-AR-35908Y773

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Frontier Funds, Inc. documents not be  householded, please contact Frontegra Asset Management, Inc. at 888-825-2100, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Frontegra Asset Management, Inc. or your financial intermediary.
Frontier MFG Global Sustainable Fund	PAGE 3	TSR-AR-35908Y773

Frontier MFG Global Sustainable Fund
Service Class | FMSRX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Frontier MFG Global Sustainable Fund for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://frontiermutualfunds.com/resources/. You can also request this information by contacting us at 888-825-2100.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$100	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund  outperformed its benchmark, the MSCI World Index (Net).
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund recorded a positive return for the 12 months ended June 30, 2025, as the US economy was resilient over the past 12 months, and particularly in the second half despite uncertainty unleashed by US trade policy. Although survey-based consumer confidence and ISM releases pointed to expectations of weakening activity ahead through the June quarter, the US labour market remained resilient with the US unemployment rate remaining range-bound at around 4-4.2% over this period. Elsewhere, sentiment was muted with central banks easing amid softening growth and inflation outlook. However, there was no indication of upside risk to growth. In the June quarter, geopolitical tensions flared in the Middle East as Israel conducted pre-emptive strikes on Iran, prompting a relatively short and contained conflict between the two nations. Overall impact on markets and fundamental outlook was limited after markets recovered ground from the response to tariffs and the threat of war in the first quarter.
POSITIONING
Key contributors included Meta, Taiwan Semiconductor (“TSMC”) and Intercontinental Exchange (“ICE”). Meta’s outperformance over the last 12 months has been driven by healthy global advertising demand, strong monetisation momentum, growing capabilities and optionality with generative AI technologies, and continued cost control leading to improved investor sentiment and outlook. TSMC’s high-performance computing business outperformed over the past 12 months, reflecting strong AI demand, and delivering margins above expectations, reflecting pricing power and efficiency. This was partly offset by trade concerns related to tariffs and export restrictions. ICE’s outperformance over the last 12 months has been supported by robust futures and options volumes on elevated market volatility. The Mortgage Technology business is yet to recover meaningfully as long-term US rates remain steady.
Key detractors included UnitedHealth Group, Nestlé and Zimmer Biomet. UnitedHealth was affected by higher-than-anticipated medical care costs due to increased utilisation. This was followed by the resignation of CEO Witty, with Executive Chair and former CEO Hemsley to step in. Nestlé’s business performance disappointed over the past year; management downgraded outlook FY24 guidance, and issued lower FY25 guidance. Nestlé is managing headwinds of higher cost-of-living pressures, elevated commodity prices (coffee beans and cocoa), and turnaround in underperforming parts of its portfolio. Zimmer’s business turnaround has progressed more slowly than expected, contributing to recent share price weakness. The underperformance was most evident in the US Knees segment. Encouragingly, management has responded with a leadership refresh and adjustments to sales representative incentive structures.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
Frontier MFG Global Sustainable Fund	PAGE 1	TSR-AR-35908Y765

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/20/2020)
Service Class	21.13	10.75
MSCI World Index (Net)	16.26	13.14
Visit https://frontiermutualfunds.com/funds/mfg-global-sustainable/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$32,105,097
Number of Holdings	27
Net Advisory Fee	$0
Portfolio Turnover	55%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2025)

Top Sectors	(%)
Information Technology	18.4%
Financials	15.8%
Consumer Staples	15.3%
Consumer Discretionary	14.9%
Communication Services	12.2%
Health Care	8.9%
Utilities	3.7%
Real Estate	3.0%
Industrials	2.4%
Cash & Other	5.4%

Top Issuers	(%)
Microsoft Corp.	8.0%
Amazon.com, Inc.	7.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5%
Meta Platforms, Inc.	5.0%
Nestle SA	4.7%
Alphabet, Inc.	4.7%
Mastercard, Inc.	4.4%
Reckitt Benckiser Group PLC	4.0%
Eversource Energy	3.7%
Yum! Brands, Inc.	3.6%

Top Countries	(%)
United States	63.1%
Switzerland	7.3%
United Kingdom	5.8%
Taiwan, Province of China	5.6%
Netherlands	4.6%
Hong Kong	3.0%
Germany	2.8%
Spain	2.4%
Cash & Other	5.4%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://frontiermutualfunds.com/resources/.
The Fund is distributed by Frontegra Strategies, LLC.
Frontier MFG Global Sustainable Fund	PAGE 2	TSR-AR-35908Y765

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Frontier Funds, Inc. documents not be  householded, please contact Frontegra Asset Management, Inc. at 888-825-2100, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Frontegra Asset Management, Inc. or your financial intermediary.
Frontier MFG Global Sustainable Fund	PAGE 3	TSR-AR-35908Y765

Frontier MFG Core Infrastructure Fund
Institutional Class | FMGIX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Frontier MFG Core Infrastructure Fund for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://frontiermutualfunds.com/resources/. You can also request this information by contacting us at 888-825-2100.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$57	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund slightly underperformed  the S&P Global Infrastructure Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund recorded a positive return in the year to June 2025, as concerns on the potential impact of tariffs on the US and global economies as well as geopolitical tensions in the Middle East stoked market volatility. The uncertain climate continued to support investor demand for high-quality, defensive assets. Markets were volatile, with risk appetite mixed most of the year, experiencing a pronounced slump in the March quarter 2025 and then a rebound in the June quarter 2025, which was impactful for infrastructure.
POSITIONING
Top contributors for the year were TC Energy Corporation, Enbridge and Vinci. Shares in TC Energy, a Canadian energy infrastructure company, rose as robust results from its highly contracted gas transmission assets, disciplined capital deployment and asset sales accelerated the deleveraging of the company’s balance sheet. For Canadian energy infrastructure company Enbridge, robust energy demand and the announcement of a series of highly accretive, capital-light brownfield asset optimisations drove strong share price performance. Shares in French toll road operator Vinci gained as strong traffic volumes supported growth in revenue and earnings throughout the year, while the political situation in France stabilised.
Top detractors included ADP, Macquarie Korea Infrastructure Fund and International Public Partnership. French airport operator Groupe ADP fell despite a solid result as the company guided to higher medium-term capex than the market was expecting. For the Macquarie Korea Infrastructure Fund, slowing economic growth and political instability in the country dragged on the stock. International Public Partnership, a UK-based social infrastructure company, declined on weaker earnings and stock price pressure from rising gilt yields.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
Frontier MFG Core Infrastructure Fund	PAGE 1	TSR-AR-35908Y807

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	26.24	8.26	7.94
MSCI World Index (Net)	16.26	14.55	10.66
S&P Global Infrastructure Index	27.75	13.12	7.74
Visit https://frontiermutualfunds.com/funds/mfg-core-infrastructure/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$87,037,732
Number of Holdings	92
Net Advisory Fee	$528,680
Portfolio Turnover	13%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2025)

Top Sectors	(%)
Integrated Power	28.4%
Transmission & Distribution	19.5%
Toll Roads	11.8%
Airports	10.0%
Energy Infrastructure	7.9%
Communications	7.8%
Gas Utilities	5.9%
Water Utilities	5.5%
Social	0.9%
Cash & Other	2.3%

Top Issuers	(%)
Ferrovial SE	3.1%
Vinci SA	3.0%
National Grid PLC	3.0%
Aena SME SA	3.0%
Transurban Group	2.9%
TC Energy Corp.	2.9%
Cellnex Telecom SA	2.9%
Enbridge, Inc.	2.8%
Fortis, Inc.	2.6%
Hydro One Ltd.	2.4%

Top Countries	(%)
United States	38.2%
Canada	14.5%
Spain	10.7%
United Kingdom	6.8%
Italy	6.4%
France	5.6%
Australia	4.3%
Mexico	3.1%
New Zealand	1.7%
Cash & Other	8.7%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://frontiermutualfunds.com/resources/.
The Fund is distributed by Frontegra Strategies, LLC.
Frontier MFG Core Infrastructure Fund	PAGE 2	TSR-AR-35908Y807

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Frontier Funds, Inc. documents not be  householded, please contact Frontegra Asset Management, Inc. at 888-825-2100, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Frontegra Asset Management, Inc. or your financial intermediary.
Frontier MFG Core Infrastructure Fund	PAGE 3	TSR-AR-35908Y807

Frontier MFG Core Infrastructure Fund
Service Class | FCIVX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Frontier MFG Core Infrastructure Fund for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://frontiermutualfunds.com/resources/. You can also request this information by contacting us at 888-825-2100.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$68	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund slightly underperformed  the S&P Global Infrastructure Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund recorded a positive return in the year to June 2025, as concerns on the potential impact of tariffs on the US and global economies as well as geopolitical tensions in the Middle East stoked market volatility. The uncertain climate continued to support investor demand for high-quality, defensive assets. Markets were volatile, with risk appetite mixed most of the year, experiencing a pronounced slump in the March quarter 2025 and then a rebound in the June quarter 2025, which was impactful for infrastructure.
POSITIONING
Top contributors for the year were TC Energy Corporation, Enbridge and Vinci. Shares in TC Energy, a Canadian energy infrastructure company, rose as robust results from its highly contracted gas transmission assets, disciplined capital deployment and asset sales accelerated the deleveraging of the company’s balance sheet. For Canadian energy infrastructure company Enbridge, robust energy demand and the announcement of a series of highly accretive, capital-light brownfield asset optimisations drove strong share price performance. Shares in French toll road operator Vinci gained as strong traffic volumes supported growth in revenue and earnings throughout the year, while the political situation in France stabilised.
Top detractors included ADP, Macquarie Korea Infrastructure Fund and International Public Partnership. French airport operator Groupe ADP fell despite a solid result as the company guided to higher medium-term capex than the market was expecting. For the Macquarie Korea Infrastructure Fund, slowing economic growth and political instability in the country dragged on the stock. International Public Partnership, a UK-based social infrastructure company, declined on weaker earnings and stock price pressure from rising gilt yields.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
Frontier MFG Core Infrastructure Fund	PAGE 1	TSR-AR-35908Y849

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/15/2016)
Service Class	26.08	8.14	6.65
MSCI World Index (Net)	16.26	14.55	11.96
S&P Global Infrastructure Index	27.75	13.12	8.08
Visit https://frontiermutualfunds.com/funds/mfg-core-infrastructure/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$87,037,732
Number of Holdings	92
Net Advisory Fee	$528,680
Portfolio Turnover	13%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2025)

Top Sectors	(%)
Integrated Power	28.4%
Transmission & Distribution	19.5%
Toll Roads	11.8%
Airports	10.0%
Energy Infrastructure	7.9%
Communications	7.8%
Gas Utilities	5.9%
Water Utilities	5.5%
Social	0.9%
Cash & Other	2.3%

Top Issuers	(%)
Ferrovial SE	3.1%
Vinci SA	3.0%
National Grid PLC	3.0%
Aena SME SA	3.0%
Transurban Group	2.9%
TC Energy Corp.	2.9%
Cellnex Telecom SA	2.9%
Enbridge, Inc.	2.8%
Fortis, Inc.	2.6%
Hydro One Ltd.	2.4%

Top Countries	(%)
United States	38.2%
Canada	14.5%
Spain	10.7%
United Kingdom	6.8%
Italy	6.4%
France	5.6%
Australia	4.3%
Mexico	3.1%
New Zealand	1.7%
Cash & Other	8.7%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://frontiermutualfunds.com/resources/.
The Fund is distributed by Frontegra Strategies, LLC.
Frontier MFG Core Infrastructure Fund	PAGE 2	TSR-AR-35908Y849

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Frontier Funds, Inc. documents not be  householded, please contact Frontegra Asset Management, Inc. at 888-825-2100, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Frontegra Asset Management, Inc. or your financial intermediary.
Frontier MFG Core Infrastructure Fund	PAGE 3	TSR-AR-35908Y849

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference. See Item 19(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee. Pamela H. Conroy and Steven K. Norgaard are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit related services, tax services and other services during the past two fiscal years. In the following table, “Audit Fees” are fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the past two fiscal years. “Tax Fees” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The “All Other Fees” for fiscal year 2025 relate to the principal accountant’s review of the registrant’s semi-annual report for the period ended December 31, 2024. The “All Other Fees” for fiscal year 2024 relate to the principal accountant’s review of the registrant’s semi-annual report for the period ended December 31, 2023. There were no other services provided by the principal accountant during the last two fiscal years. The following table details the aggregate fees billed for each of the last two fiscal years by the principal accountant.

	FYE 6/30/2025	FYE 6/30/2024
(a) Audit Fees	$30,000	$30,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$8,500	$8,500
(d) All Other Fees	$2,572	$2,144

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd., the registrant’s principal accountant, applicable to non-audit services pursuant to waiver of pre-approval requirement for each of the last two fiscal years were as follows:

	FYE 6/30/2025	FYE 6/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The following table indicates the non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for each of the last two fiscal years on behalf of the Funds.

Non-Audit Related Fees	FYE 6/30/2025	FYE 6/30/2024
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedules of Investments are included within the financial statements filed under Item 7(a) of this report.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Frontier Funds, Inc.
Frontier MFG Global Sustainable Fund
Frontier MFG Core Infrastructure Fund
Annual Financial Statements and Additional Information
June 30, 2025

FRONTIER MFG GLOBAL SUSTAINABLE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

	Shares	Value
COMMON STOCKS - 94.6%
Germany - 2.8%
SAP SE	2,940	$894,021
Hong Kong - 3.0%
AIA Group Ltd.	107,768	966,486
Netherlands - 4.6%
ASML Holding NV	806	643,334
Universal Music Group NV	25,851	836,801
		1,480,135
Spain - 2.4%
Aena SME SA	28,270	754,595
Switzerland - 7.3%
Nestle SA	15,239	1,514,009
Novartis AG	6,886	834,617
		2,348,626
Taiwan, Province of China - 5.6%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	7,860	1,780,211
United Kingdom - 5.8%
Reckitt Benckiser Group PLC	18,742	1,274,730
Unilever PLC	9,732	593,368
		1,868,098
United States - 63.1%(a)
Alphabet, Inc. - Class C	8,419	1,493,446
Amazon.com, Inc.(b)	10,259	2,250,722
American Tower Corp.	4,331	957,238
Booking Holdings, Inc.	171	989,960
Dollar General Corp.	8,306	950,040
Eversource Energy	18,883	1,201,336
Intercontinental Exchange, Inc.	5,213	956,429

	Shares	Value
Mastercard, Inc. - Class A	2,488	$1,398,107
Meta Platforms, Inc. - Class A	2,195	1,620,107
Microsoft Corp.	5,186	2,579,568
Mondelez International, Inc. - Class A	8,393	566,024
U.S. Bancorp	24,671	1,116,363
Ulta Beauty, Inc.(b)	846	395,776
UnitedHealth Group, Inc.	3,612	1,126,836
Visa, Inc. - Class A	1,743	618,852
Yum! Brands, Inc.	7,794	1,154,915
Zimmer Biomet Holdings, Inc.	9,780	892,034
		20,267,753
TOTAL COMMON STOCKS (Cost $20,589,452)		30,359,925
TOTAL INVESTMENTS - 94.6% (Cost $20,589,452)		$30,359,925
Money Market Deposit Account - 3.8%(c)		1,231,843
Other Assets in Excess of Liabilities - 1.6%		513,329
TOTAL NET ASSETS - 100.0%		$32,105,097

Percentages are stated as a percent of net assets.
(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(b)	Non-income producing security.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 3.31%.

Sector Classification as of June 30, 2025

	Value	(% of Net Assets)
Information Technology	$5,897,134	18.4%
Financials	5,056,237	15.7
Consumer Staples	4,898,171	15.3
Consumer Discretionary	4,791,373	14.9
Communication Services	3,950,354	12.3
Health Care	2,853,487	8.9
Utilities	1,201,336	3.7
Real Estate	957,238	3.0
Industrials	754,595	2.4
Total Common Stocks	30,359,925	94.6
Money Market Deposit Account	1,231,843	3.8
Other Assets in Excess of Liabilities	513,329	1.6
	$32,105,097	100.0%

The accompanying notes are an integral part of these financial statements.

1

FRONTIER MFG CORE INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

	Shares	Value
COMMON STOCKS - 96.3%
Australia - 4.3%
APA Group	130,418	$701,269
Atlas Arteria Ltd.	148,994	499,128
Transurban Group	276,652	2,545,458
		3,745,855
Belgium - 1.3%
Elia Group SA/NV	9,902	1,140,165
Canada - 14.5%
Algonquin Power & Utilities Corp.	76,715	438,854
Brookfield Renewable Corp.	14,249	466,997
Canadian Utilities Ltd. - Class A	19,874	549,919
Emera, Inc.	28,474	1,304,357
Enbridge, Inc.	54,026	2,449,867
Fortis, Inc.	48,084	2,295,885
Hydro One Ltd.	57,821	2,083,552
South Bow Corp.	20,476	531,842
TC Energy Corp.	51,615	2,519,820
		12,641,093
Chile - 0.3%
Aguas Andinas SA - Class A	769,858	280,963
France - 5.6%
Aeroports de Paris SA	9,496	1,190,174
Getlink SE	52,771	1,018,832
Vinci SA	17,923	2,641,169
		4,850,175
Germany - 0.8%
Fraport AG Frankfurt Airport Services Worldwide(a)	9,249	696,728
Hong Kong - 1.5%
Power Assets Holdings Ltd.	205,159	1,318,514
Italy - 6.4%
ACEA SpA	20,434	494,404
Enav SpA	69,103	319,251
Italgas SpA	97,982	831,011
Snam SpA	322,464	1,953,176
Terna - Rete Elettrica Nazionale	192,852	1,982,292
		5,580,134
Mexico - 3.1%
Grupo Aeroportuario del Centro Norte SAB de CV	35,755	470,267
Grupo Aeroportuario del Pacifico SAB de CV - Class B	41,211	943,409
Grupo Aeroportuario del Sureste SAB de CV - Class B	26,584	848,614

	Shares	Value
Promotora y Operadora de Infraestructura SAB de CV	41,567	$468,824
		2,731,114
Netherlands - 0.7%
Koninklijke Vopak NV	12,578	625,544
New Zealand - 1.7%
Auckland International Airport Ltd.	170,129	803,175
Chorus Ltd.	58,836	303,047
Vector Ltd.	127,121	337,068
		1,443,290
Portugal - 0.3%
REN - Redes Energeticas Nacionais SGPS SA	65,917	234,883
Spain - 10.7%
Aena SME SA	96,295	2,570,347
Cellnex Telecom SA	64,693	2,510,966
Enagas SA	25,561	430,268
Ferrovial SE	50,514	2,693,112
Redeia Corp. SA	51,915	1,109,935
		9,314,628
Switzerland - 1.0%
Flughafen Zurich AG	2,946	839,115
United Kingdom - 5.9%
National Grid PLC	180,230	2,626,066
Pennon Group PLC	55,106	379,340
Severn Trent PLC	29,038	1,089,742
United Utilities Group PLC	65,424	1,025,112
		5,120,260
United States - 38.2%(b)
ALLETE, Inc.	2,286	146,464
Alliant Energy Corp.	8,461	511,637
Ameren Corp.	8,679	833,531
American Electric Power Co., Inc.	16,075	1,667,942
American States Water Co.	1,233	94,522
American Tower Corp.	7,645	1,689,698
American Water Works Co., Inc.	6,112	850,240
Atmos Energy Corp.	5,083	783,341
Avista Corp.	3,321	126,032
Black Hills Corp.	2,795	156,799
California Water Service Group	1,932	87,867
CenterPoint Energy, Inc.	20,656	758,901
Chesapeake Utilities Corp.	606	72,853
CMS Energy Corp.	9,974	690,999
Consolidated Edison, Inc.	12,128	1,217,045
Crown Castle, Inc.	14,559	1,495,646

The accompanying notes are an integral part of these financial statements.

2

FRONTIER MFG CORE INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
United States - (Continued)
Dominion Energy, Inc.	28,482	$1,609,803
DTE Energy Co.	6,741	892,913
Duke Energy Corp.	14,247	1,681,146
Entergy Corp.	14,235	1,183,213
Essential Utilities, Inc.	9,000	334,260
Evergy, Inc.	6,377	439,567
Eversource Energy	11,954	760,513
Exelon Corp.	32,688	1,419,313
FirstEnergy Corp.	18,549	746,783
H2O America	1,887	98,067
IDACORP, Inc.	1,571	181,372
MGE Energy, Inc.	1,432	126,646
Middlesex Water Co.	821	44,482
NextEra Energy, Inc.	24,756	1,718,561
NiSource, Inc.	14,816	597,677
Northwest Natural Holding Co.	1,286	51,080
Northwestern Energy Group, Inc.	2,213	113,527
OGE Energy Corp.	5,847	259,490
ONE Gas, Inc.	2,123	152,559
Pinnacle West Capital Corp.	4,065	363,696
Portland General Electric Co.	4,110	166,989
PPL Corp.	23,403	793,128
Public Service Enterprise Group, Inc.	16,289	1,371,208
SBA Communications Corp.	3,519	826,402
Sempra	22,035	1,669,592
Spire, Inc.	2,314	168,899
The Southern Co.	18,901	1,735,679
TXNM Energy, Inc.	3,437	193,572
WEC Energy Group, Inc.	10,750	1,120,150
Xcel Energy, Inc.	18,438	1,255,628
		33,259,432
TOTAL COMMON STOCKS (Cost $48,017,607)		83,821,893

	Shares	Value
CLOSED-END FUNDS - 1.4%
Republic of Korea - 0.5%
Macquarie Korea Infrastructure Fund	52,451	$446,160
United Kingdom - 0.9%
HICL Infrastructure PLC	233,933	376,337
International Public Partnerships Ltd.	219,672	358,220
		734,557
TOTAL CLOSED-END FUNDS (Cost $1,193,673)		1,180,717
TOTAL INVESTMENTS - 97.7% (Cost $49,211,280)		$85,002,610
Money Market Deposit Account - 1.2%(c)		1,059,340
Other Assets in Excess of Liabilities - 1.1%		975,782
TOTAL NET ASSETS - 100.0%		$87,037,732

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 3.31%.

The accompanying notes are an integral part of these financial statements.

3

FRONTIER MFG CORE INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025(Continued)
Sector Classification as of June 30, 2025

	Value	(% of Net Assets)
Integrated Power	$24,716,498	28.4%
Transmission & Distribution	16,999,882	19.5
Toll Roads	9,866,523	11.3
Airports	8,681,080	10.0
Energy Infrastructure	6,828,342	7.9
Communications	6,825,759	7.8
Gas Utilities	5,124,810	5.9
Water Utilities	4,778,999	5.5
Total Common Stocks	83,821,893	96.3
Social	734,557	0.9
Toll Roads	446,160	0.5
Total Closed-End Funds	1,180,717	1.4
Money Market Deposit Account	1,059,340	1.2
Other Assets in Excess of Liabilities	975,782	1.1
	$87,037,732	100.0%

The accompanying notes are an integral part of these financial statements.

4

Frontier Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025

	MFG Global Sustainable Fund	MFG Core Infrastructure Fund
ASSETS:
Investments at cost	$ 20,589,452	$49,211,280
Foreign currency at cost	$115,377	$478,964
Investments at value	$ 30,359,925	$ 85,002,610
Foreign currency at value	117,779	480,156
Cash equivalents	1,231,843	1,059,340
Receivable for Fund shares sold	310,173	—
Dividends and interest receivable	34,010	309,132
Receivable from Adviser	25,136	42,542
Dividend tax reclaim receivable	44,463	220,107
Prepaid expenses and other assets	12,947	30,471
Total assets	32,136,276	87,144,358
LIABILITIES:
Payable for Fund shares redeemed	—	8,921
Accrued shareholder servicing fees	1,211	5,509
Accrued expenses	29,968	92,196
Total liabilities	31,179	106,626
Net Assets	$ 32,105,097	$ 87,037,732
Net Assets Consist of:
Paid in capital	$ 21,686,527	$21,086,091
Total distributable earnings	10,418,570	65,951,641
Net Assets	$ 32,105,097	$ 87,037,732
CAPITAL STOCK, $0.01 PAR VALUE
Institutional Class
Net Assets	$ 18,508,510	$ 73,049,565
Authorized	50,000,000	50,000,000
Issued and Outstanding	1,106,839	4,482,687
Net Asset Value, Redemption Price and Offering Price Per Share	$16.72	$16.30
CAPITAL STOCK, $0.01 PAR VALUE
Service Class
Net Assets	$ 13,596,587	$ 13,988,167
Authorized	50,000,000	50,000,000
Issued and Outstanding	813,086	856,589
Net Asset Value, Redemption Price and Offering Price Per Share	$16.72	$16.33

The accompanying notes are an integral part of these financial statements.

5

Frontier Funds
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2025

	MFG Global Sustainable Fund	MFG Core Infrastructure Fund
INVESTMENT INCOME:
Dividend income	$526,695(1)	$7,069,637(2)
Total investment income	526,695	7,069,637
EXPENSES:
Investment advisory fees	230,507	1,165,544
Legal fees	117,132	140,715
Directors’ fees and related expenses	97,500	97,500
Federal and state registration fees	38,610	44,036
Fund administration and accounting fees	38,429	114,645
Reports to shareholders	25,520	25,158
Transfer agent fees	20,689	71,425
Audit and tax fees	19,782	19,781
Custody fees	12,592	86,399
Shareholder servicing fees	12,364	69,319
Other	13,044	37,196
Total expenses before waiver	626,169	1,871,718
Waiver and reimbursement of expenses by Adviser	(383,298)	(636,864)
Net expenses	242,871	1,234,854
Net Investment Income	283,824	5,834,783
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	3,047,727	96,888,056
Foreign currency transactions	3,462	(99,229)
Change in net unrealized appreciation/depreciation on:
Investments	2,336,822	(39,206,405)
Foreign currency translation	5,757	33,175
Net Realized and Unrealized Gain on Investments	5,393,768	57,615,597
Net Increase in Net Assets Resulting from Operations	$ 5,677,592	$63,450,380

(1)	Net of $25,879 in foreign withholding taxes.
(2)	Net of $393,276 in foreign withholding taxes.
The accompanying notes are an integral part of these financial statements.

6

FRONTIER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	MFG Global Sustainable Fund		MFG Core Infrastructure Fund
	For the Year Ended June 30,		For the Year Ended June 30,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$283,824	$317,451	$5,834,783	$15,530,741
Net realized gain (loss) on:
Investments	3,047,727	1,939,333	96,888,056	5,668,057
Foreign currency transactions	3,462	(6,168)	(99,229)	50,501
Change in net unrealized appreciation/depreciation on:
Investments	2,336,822	3,433,930	(39,206,405)	(24,734,558)
Foreign currency translation	5,757	(1,539)	33,175	(44,687)
Net increase (decrease) in net assets resulting from operations	5,677,592	5,683,007	63,450,380	(3,529,946)
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(888,045)	(124,915)	(24,510,111)	(15,366,942)
Service Class	(629,633)	(116,029)	(12,748,229)	(7,164,469)
Decrease in net assets resulting from distributions paid	(1,517,678)	(240,944)	(37,258,340)	(22,531,411)
CAPITAL SHARE TRANSACTIONS:
Shares sold:
Institutional Class	—	—	13,985,453	40,085,024
Service Class	1,186,577	753,708	2,718,637	61,692,186
Shares issued to holders in reinvestment of distributions:
Institutional Class	861,639	106,177	22,116,818	13,009,666
Service Class	236,052	40,562	10,567,857	4,909,773
Shares redeemed:
Institutional Class	—	—	(284,983,569)	(49,007,436)
Service Class	(2,634,614)	(9,750,886)	(119,266,284)	(117,599,722)
Redemption fees:
Institutional Class	—	—	2,800	2,116
Service Class	—	—	1,432	978
Net decrease in net assets resulting from capital share transactions	(350,346)	(8,850,439)	(354,856,856)	(46,907,415)
Total Increase (Decrease) in Net Assets	3,809,568	(3,408,376)	(328,664,816)	(72,968,772)
NET ASSETS:
Beginning of Period	28,295,529	31,703,905	415,702,548	488,671,320
End of Period	$ 32,105,097	$28,295,529	$87,037,732	$415,702,548
TRANSACTIONS IN SHARES:
Shares sold:
Institutional Class	—	—	849,083	2,426,095
Service Class	76,488	58,298	154,315	3,892,651
Shares issued to holders in reinvestment of distributions:
Institutional Class	57,572	8,062	1,479,769	780,720
Service Class	15,791	3,082	715,008	294,137
Shares redeemed:
Institutional Class	—	—	(16,123,607)	(2,953,614)
Service Class	(172,151)	(757,346)	(7,173,877)	(7,155,948)
Net decrease in shares outstanding	(22,300)	(687,904)	(20,099,309)	(2,715,959)

The accompanying notes are an integral part of these financial statements.

7

FRONTIER MFG GLOBAL SUSTAINABLE FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended June 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$14.57	$12.06	$10.15	$12.70	$10.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16(1)	0.16	0.08	0.05	0.06
Net realized and unrealized gain (loss) on investments	2.83	2.47	1.89	(2.16)	2.24
Total income (loss) from investment operations	2.99	2.63	1.97	(2.11)	2.30
LESS DISTRIBUTIONS:
From net investment income	(0.16)	(0.12)	(0.06)	(0.05)	(0.03)
From net realized gain on investments	(0.68)	—	—	(0.39)	—
Total distributions	(0.84)	(0.12)	(0.06)	(0.44)	(0.03)
Redemption fees retained	—	—	—(2)	—(2)	—(2)
Net asset value, end of year	$16.72	$14.57	$12.06	$10.15	$12.70
Total Return	21.25%	21.81%	19.63%	(17.37)%	22.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$18,509	$15,291	$12,559	$11,663	$12,851
Ratio of expenses to average net assets
Before waivers and reimbursements	2.13%	1.87%	1.50%	1.45%	2.03%
Net of waivers and reimbursements	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements	(0.29)%	0.12%	0.01%	(0.20)%	(0.74)%
Net of waivers and reimbursements	1.04%	1.19%	0.71%	0.45%	0.49%
Portfolio turnover rate(3)	55%	43%	49%	40%	29%

(1)	Per share net investment income has been calculated using the daily average share method.
(2)	Less than one cent per share.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
The accompanying notes are an integral part of these financial statements.

8

FRONTIER MFG GLOBAL SUSTAINABLE FUND
FINANCIAL HIGHLIGHTS
SERVICE CLASS
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended June 30,				Period Ended June 30, 2021(1)
	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$14.56	$12.05	$10.15	$12.70	$11.46
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14(2)	0.14(2)	0.07	0.05(2)	0.07
Net realized and unrealized gain (loss) on investments	2.83	2.47	1.89	(2.17)	1.20
Total income (loss) from investment operations	2.97	2.61	1.96	(2.12)	1.27
LESS DISTRIBUTIONS:
From net investment income	(0.13)	(0.10)	(0.06)	(0.04)	(0.03)
From net realized gain on investments	(0.68)	—	—	(0.39)	—
Total distributions	(0.81)	(0.10)	(0.06)	(0.43)	(0.03)
Redemption fees retained	—	—	—(3)	—(3)	—(3)
Net asset value, end of year	$16.72	$14.56	$12.05	$10.15	$12.70
Total Return	21.13%	21.76%	19.36%	(17.41)%	11.07%(4)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$13,597	$13,005	$19,145	$22,655	$17,562
Ratio of expenses to average net assets
Before waivers and reimbursements	2.22%	1.94%	1.60%	1.55%	1.90%(5)
Net of waivers and reimbursements	0.90%	0.90%	0.90%	0.90%	0.90%(5)
Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements	(0.41)%	0.00%(6)	(0.13)%	(0.27)%	(0.23)%(5)
Net of waivers and reimbursements	0.91%	1.04%	0.57%	0.38%	0.77%(5)
Portfolio turnover rate(7)	55%	43%	49%	40%	29%(4)

(1)	Commenced operations on October 20, 2020.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Less than one cent per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Less than 0.01%.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
The accompanying notes are an integral part of these financial statements.

9

Frontier MFG Core Infrastructure Fund
FINANCIAL HIGHLIGHTS
Institutional Class
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended June 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$16.34	$17.35	$18.50	$18.43	$16.34
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.43(1)	0.58	0.49(1)	0.49(1)	0.46
Net realized and unrealized gain (loss) on investments	3.32	(0.74)	(0.60)	0.13	2.09
Total income (loss) from investment operations	3.75	(0.16)	(0.11)	0.62	2.55
LESS DISTRIBUTIONS:
From net investment income	(0.63)	(0.58)	(0.48)	(0.55)	(0.46)
From net realized gain on investments	(3.16)	(0.27)	(0.56)	—	—
Total distributions	(3.79)	(0.85)	(1.04)	(0.55)	(0.46)
Redemption fees retained(2)	—	—	—	—	—
Net asset value, end of year	$16.30	$16.34	$17.35	$18.50	$18.43
Total Return	26.24%	(0.89)%	(0.60)%	3.33%	15.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$73,050	$298,570	$312,651	$397,226	$523,439
Ratio of expenses to average net assets
Before waivers and reimbursements	0.78%	0.64%	0.60%	0.57%	0.58%(3)
Net of waivers and reimbursements	0.50%	0.50%	0.50%	0.50%	0.50%(3)
Ratio of net investment income to average net assets
Before waivers and reimbursements	2.24%	3.37%	2.67%	2.51%	2.52%(4)
Net of waivers and reimbursements	2.52%	3.51%	2.77%	2.58%	2.60%(4)
Portfolio turnover rate(5)	13%	19%	12%	32%	17%

(1)	Per share net investment income has been calculated using the daily average share method.
(2)	Less than one cent per share.
(3)
The ratio of expenses to average net assets includes tax expense. For the year ended June 30, 2021, the ratio of expenses to average net assets excluding tax expense before waivers and reimbursements was 0.58%. Excluding tax expense, the ratio of expenses to average net assets net of waivers and reimbursements was 0.50%.

(4)
The ratio of net investment income to average net assets includes tax expense. For the year ended June 30, 2021, the ratio of net investment income to average net assets excluding tax expense before waivers and reimbursements was 2.52%. Excluding tax expense, the ratio of net investment income to average net assets net of waivers and reimbursements was 2.60%.

(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
The accompanying notes are an integral part of these financial statements.

10

FRONTIER MFG CORE INFRASTRUCTURE FUND
FINANCIAL HIGHLIGHTS
SERVICE CLASS
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended June 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$16.36	$17.38	$18.54	$18.48	$16.38
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.42(1)	0.54(1)	0.46	0.49	0.43
Net realized and unrealized gain (loss) on investments	3.32	(0.71)	(0.59)	0.10	2.11
Total income (loss) from investment operations	3.74	(0.17)	(0.13)	0.59	2.54
LESS DISTRIBUTIONS:
From net investment income	(0.61)	(0.58)	(0.47)	(0.53)	(0.44)
From net realized gain on investments	(3.16)	(0.27)	(0.56)	—	—
Total distributions	(3.77)	(0.85)	(1.03)	(0.53)	(0.44)
Redemption fees retained(2)	—	—	—	—	—
Net asset value, end of year	$16.33	$16.36	$17.38	$18.54	$18.48
Total Return	26.08%	(0.98)%	(0.70)%	3.16%	15.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$13,988	$117,133	$176,020	$293,686	$251,308
Ratio of expenses to average net assets
Before waivers and reimbursements	0.87%	0.73%	0.70%	0.67%	0.68%(3)
Net of waivers and reimbursements	0.60%	0.60%	0.60%	0.60%	0.60%(3)
Ratio of net investment income to average net assets
Before waivers and reimbursements	2.20%	3.13%	2.47%	2.50%	2.46%(4)
Net of waivers and reimbursements	2.47%	3.26%	2.57%	2.57%	2.54%(4)
Portfolio turnover rate(5)	13%	19%	12%	32%	17%

(1)	Per share net investment income has been calculated using the daily average share method.
(2)	Less than one cent per share.
(3)
The ratio of expenses to average net assets includes tax expense. For the year ended June 30, 2021, the ratio of expenses to average net assets excluding tax expense before waivers and reimbursements was 0.68%. Excluding tax expense, the ratio of expenses to average net assets net of waivers and reimbursements was 0.60%.

(4)
The ratio of net investment income to average net assets includes tax expense. For the year ended June 30, 2021, the ratio of net investment income to average net assets excluding tax expense before waivers and reimbursements was 2.46%. Excluding tax expense, the ratio of net investment income to average net assets net of waivers and reimbursements was 2.54%.

(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
The accompanying notes are an integral part of these financial statements.

11

Frontier Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2025
1. ORGANIZATION
Frontier Funds, Inc. (the “Company”) was incorporated on May 24, 1996, as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company issuing shares in series (each, a “Fund,” or collectively, the “Funds”), each series representing a distinct portfolio with its own investment objectives and policies. The investment objective of the Frontier MFG Global Sustainable Fund (the “Sustainable Fund”) is to seek attractive risk-adjusted returns over the medium- to long-term, while reducing the risk of permanent capital loss. The investment objective of the Frontier MFG Core Infrastructure Fund (the “Core Fund”) is long-term capital appreciation. The Sustainable Fund is a non-diversified fund and the Core Fund is a diversified fund. The Funds offer two different classes of shares: Institutional Class shares and Service Class shares. Institutional Class and Service Class shares have different shareholder servicing expenses. Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting an individual class.
A summary of each Fund’s investment adviser, subadviser and capital structure is as follows:

Fund	Investment Adviser	Subadviser	Capital Structure	Commencement of Operations of the Fund
Sustainable Fund(a)	Frontegra Asset Management, Inc. (“Frontegra” or the “Adviser”)	MFG Asset Management (“MFG”)	Multi-Class • Institutional • Service Class	Oct. 9, 2019
Core Fund(a)	Frontegra	MFG	Multi-Class • Institutional • Service Class	Jan. 18, 2012

(a)	A redemption fee of 2.00% will be charged on shares of the Fund redeemed 30 days or less from their date of purchase.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.
A.
Investment Valuation. Securities are valued at their fair value. Equity securities that are traded on a national securities exchange, except for those traded on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (together, “NASDAQ”), for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are principally traded. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent quoted bid price. Debt securities are valued at the bid price provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, as well as market transactions and other market inputs. Shares of underlying mutual funds are valued at their respective Net Asset Value (“NAV”). Deposit accounts are valued at acquisition cost, which approximates fair value. Exchange-traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In the case of foreign securities, the occurrence of events after the close of the foreign markets, but prior to the time a Fund’s NAV is calculated, will result in a systematic fair value adjustment to the trading prices of foreign securities provided that there is a movement in the markets that exceeds a predetermined threshold and provided the fair value prices exceed a pre-established confidence level. The Funds will also value foreign securities at fair value in accordance

12

Frontier Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2025(Continued)
with the Adviser’s fair valuation procedures in the case of other significant events relating to a particular foreign issuer or market. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Company has retained an independent fair value pricing service to assist in valuing foreign securities held by the Funds. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser as “valuation designee” of the Board of Directors (the “Board”), subject to oversight by the Board, pursuant to policies and procedures adopted pursuant to Rule 2a-5 under the 1940 Act. The Adviser uses its Valuation Committee to make any required fair value determinations.
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:
Level 1 –
 Quoted prices in active markets for identical securities that the Funds have the ability to access
Level 2 –
 Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 –
 Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
The following is a summary of the Funds’ investments by the inputs used to value the investments as of June 30, 2025:
Sustainable Fund

Description	Level 1	Level 2	Level 3	Total
Equity(a)
Common Stocks	$30,359,925	$ —	$ —	$30,359,925
Total Investments in Securities	$30,359,925	$—	$—	$30,359,925

Core Fund

Description	Level 1	Level 2	Level 3	Total
Equity(a)
Common Stocks	$83,821,893	$ —	$ —	$83,821,893
Closed End Funds	1,180,717	—	—	1,180,717
Total Investments in Securities	$85,002,610	$ —	$—	$85,002,610

(a)	See each Fund’s Schedule of Investments for sector or country classifications.
B.
Federal Income Taxes. Each Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided. The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations as incurred. During the period, the Funds did not incur any interest or penalties. The Funds have reviewed all open tax years and concluded that there is no effect to any of the Fund’s financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds have no examinations in progress.

Effective January 31, 2025, the Core Fund changed its tax year end from June 30 to January 31.

13

Frontier Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2025(Continued)
C.
Distributions to Shareholders. The Sustainable Fund usually declares and pays dividends from net investment income annually. The Core Fund usually declares and pays dividends from net investment income quarterly. Distributions from net realized gains, if any, are declared and paid at least annually for the Funds. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction (“equalization”).

The Sustainable Fund’s tax character of distributions paid during the fiscal years ended June 30, 2025, and June 30, 2024, were as follows:

	Year Ended June 30, 2025			Year Ended June 30, 2024
	Ordinary Income	Long-Term Capital Gains	Total Distributions	Ordinary Income	Long-Term Capital Gains	Total Distributions
Sustainable Fund	$712,578	$805,100	$1,517,678	$240,944	$—	$240,944

The Core Fund’s tax character of distributions paid during the tax years ended January 31, 2025, and June 30, 2024, were as follows:

	Period Ended January 31, 2025			Year Ended June 30, 2024
	Ordinary Income	Long-Term Capital Gains	Total Distributions	Ordinary Income	Long-Term Capital Gains	Total Distributions
Core Fund	$8,158,520	$27,153,689	$35,312,209	$15,298,909	$7,232,502	$22,531,411

At June 30, 2025, the Sustainable Fund’s components of distributable earnings (accumulated losses) on a tax basis were as follows:

Cost of investments	$21,223,000
Gross unrealized appreciation	$10,381,247
Gross unrealized depreciation	(1,244,322)
Net unrealized appreciation/depreciation	9,136,925
Undistributed ordinary income	650,880
Undistributed long-term capital gain	625,059
Other accumulated gains (losses)	5,706
Total distributable earnings (accumulated losses)	$10,418,570

At June 30, 2025, the Core Fund’s cost and unrealized appreciation/depreciation on investments on a tax basis were as follows:

Cost of investments	$53,161,361
Gross unrealized appreciation	$36,206,699
Gross unrealized depreciation	(4,365,450)
Net unrealized appreciation/depreciation	$31,841,249

At January 31, 2025, the Core Fund’s tax year end, the components of distributable earnings (accummulated losses) on a tax basis were as follows:

Undistributed ordinary income	$294,980
Other accumulated gains (losses)	12,962,217
Unrealized appreciation/depreciation on investments	37,983,051
Total distributable earnings (accumulated losses)	$51,240,248

14

Frontier Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2025(Continued)
The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gains (losses) include unrealized appreciation/
depreciation on foreign currency transactions and capital loss carryforwards.
During the fiscal year ended June 30, 2025, the Sustainable Fund utilized a short-term capital loss carryforward of $266,306.
D.
Foreign Currency Translation. Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange each day. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in fair value of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Each Fund separately reports net realized foreign exchange gains and losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, which result from changes in exchange rates.

Each Fund, respectively, bears the risk of changes in the foreign currency exchange rates and their impact on the value of assets and liabilities denominated in foreign currency. Each Fund also bears the risk of a counterparty failing to fulfill its obligation under a foreign currency contract.
Investing in foreign companies involves risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. The risks of foreign investments are typically greater in emerging and less developed markets.
E.
Indemnifications. Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

F.
Subsequent Event. On August 25, 2025, the Board approved a change to the Company’s and Funds’ names. Effective on or about October 31, 2025, or at such later date as determined by the officers of the Company, the Company will be renamed “MFG Funds, Inc.,” the Frontier MFG Global Sustainable Fund will be renamed the “MFG Global Sustainable Fund,” and the Frontier MFG Core Infrastructure Fund will be renamed the “MFG Core Infrastructure Fund.”

G.
Other. Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the specifically identified security lot sold with the net sale proceeds. Dividend income, less foreign taxes withheld, is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available to the Funds. Interest income is recognized on an accrual basis. All discounts/premiums are accreted/amortized using the effective interest method and are included in interest income. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax codes and regulations.

Cash equivalents include amounts held in interest bearing demand deposit accounts. Such cash, at times, may exceed federally insured limits. The Funds have not experienced any losses in such accounts and do not believe they are exposed to any significant credit risk on such accounts.

15

Frontier Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2025(Continued)
Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments attributable to the Funds are generally allocated to each respective class in proportion to the relative net assets of each class. Expenses incurred that do not specifically relate to an individual Fund are allocated among all Funds in the Company in proportion to each Fund’s relative net assets or by other equitable means.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in distributable earnings due to differences between financial reporting and tax reporting be reclassified to or from paid in capital. These reclassifications have no effect on net assets or net asset value per share.
For the tax year ended January 31, 2025, the Core Fund made the following reclassifications among tax components:

Paid in capital	$27,930,959
Total distributable earnings (accumulated losses)	(27,930,959)

The permanent differences primarily relate to the use of tax equalization.
For the fiscal year ended June 30, 2025, the Sustainable Fund had no required reclassifications among tax components.
3. INVESTMENT ADVISER AND RELATED PARTIES
Each of the Funds has entered into an agreement with Frontegra, with whom certain officers and a director of the Company are affiliated, to furnish investment advisory services to such Funds. Frontegra is a subsidiary of Magellan Financial Group Limited and is an affiliate of MFG. Charles S. Thompson II, the President and a director of the Company, is a control person of Frontegra.
Advisory fees are calculated daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of each Fund’s average daily net assets). Pursuant to an expense cap/reimbursement agreement, Frontegra has agreed to waive its management fees and/or reimburse each Fund’s operating expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to ensure that each Fund’s operating expenses do not exceed the expense limitation listed below. Expenses waived are netted with advisory fees payable on the Statements of Assets and Liabilities. On a monthly basis, these accounts are settled by each Fund making payment to the Adviser or the Adviser reimbursing the Fund if the reimbursement amount exceeds the advisory fee. If the amount of advisory fees waived exceeds the advisory fee earned, this is shown on the Statements of Assets and Liabilities as a receivable from the Adviser. The expense cap/reimbursement agreement will continue in effect until October 31, 2026, and may be terminated only by, or with the consent of, the Board.

16

Frontier Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2025(Continued)

Frontier Fund	Annual Advisory Fees	Expense Limitation
Sustainable Fund - Institutional Class	0.80%	0.80%
Sustainable Fund - Service Class	0.80%	0.95%
Core Fund - Institutional Class	0.50%	0.50%
Core Fund - Service Class	0.50%	0.65%

The Adviser is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause a Fund’s expense ratio to exceed the lesser of (a) the expense limitation in place at the time of the waiver and/or expense payment, or (b) the expense limitation in place at the time of recoupment. Expenses attributable to a specific class may only be recouped with respect to that class.
The following table shows the waived or reimbursed expenses subject to potential recovery expiring on:

	June 30,
	2026	2027	2028	Total
Sustainable Fund	$227,821	$300,584	$383,298	$911,703
Core Fund	557,548	618,334	636,864	1,812,746

Frontegra has entered into a subadvisory agreement under which MFG serves as the subadviser to the Sustainable and Core Funds, and subject to Frontegra’s supervision, manages each Fund’s portfolio assets. Under the agreement, for each Fund subadvised by MFG, MFG is paid the net advisory fee received by Frontegra after giving effect to any fee waiver or reimbursement by Frontegra pursuant to the expense cap/reimbursement agreement discussed above, less an annual flat fee retained by Frontegra; provided however, if the net advisory fee is less than such flat fee, Frontegra shall retain the entire net advisory fee and no subadvisory fee will be payable to MFG.
The beneficial ownership, either directly or indirectly, of more than 25% of a Fund’s voting securities creates a presumption of control. As of June 30, 2025, each Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which amounted to more than 25% of the total shares outstanding of the respective Fund. Affiliates of the Adviser own a controlling interest in the Sustainable Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of a Fund.
4. INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the fiscal year ended June 30, 2025, are summarized below:

	Sustainable Fund	Core Fund
Purchases	$15,203,487	$29,883,317
Sales	17,557,499	401,711,745

There were no purchases or sales of U.S. Government securities for the Funds.
5. SHAREHOLDER SERVICING FEE
The Company has adopted a shareholder servicing plan (the “Service Plan”) on behalf of the Service Class shares offered by the Funds. Pursuant to the Service Plan, the Service Class shares of the Funds pay an annual shareholder servicing fee of up to 0.15% per year to Frontegra Strategies, LLC, the Funds’ Distributor, for payments to brokers, dealers, and other financial intermediaries who provide on-going account services to shareholders. Those services include establishing and maintaining shareholder accounts, mailing prospectuses, account statements and other Fund documents to shareholders, processing shareholder transactions, and providing other recordkeeping and administrative services. The Distributor is a subsidiary of Magellan Financial Group Limited and is an affiliate of Frontegra and MFG.

17

Frontier Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2025(Continued)
For the fiscal year ended June 30, 2025, the Service Plan expenses were as follows:

Service Plan Expenses
Sustainable Fund - Service Class	$12,364
Core Fund - Service Class	69,319

18

FRONTIER FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Directors of
Frontier Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Frontier Funds, Inc. comprising Frontier MFG Core Infrastructure Fund and Frontier MFG Global Sustainable Fund (the “Funds”) as of June 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2012.

COHEN & COMPANY, LTD.
Greenwood Village, Colorado
August 28, 2025

19

Frontier Funds
ADDITIONAL INFORMATION
(Unaudited)
FOREIGN TAX CREDIT
For the tax year ended January 31, 2025, the Core Fund earned $2,838,190 in foreign source income and paid $277,017 in foreign taxes, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended June 30, 2025, certain dividends paid by the Sustainable Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2004. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Sustainable Fund	60.01%

For the tax year ended January 31, 2025, certain dividends paid by the Core Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2004. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Core Fund	75.58%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2025, was as follows:

Sustainable Fund	39.42%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the tax year ended January 31, 2025, was as follows:

Core Fund	31.37%

20

Frontier Funds
ADDITIONAL INFORMATION
(Unaudited) (Continued)
Frontier Funds has adopted proxy voting policies and procedures that delegate to Frontegra the authority to vote proxies. The proxy voting policies permit Frontegra to delegate its authority to vote proxies to a Fund’s subadviser. A description of the Frontier Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-888-825-2100. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov and the Funds’ website at www.frontiermutualfunds.com or by calling the Funds toll free at 1-888-825-2100.
The actual voting records relating to each Fund’s portfolio securities during the most recent twelve months ended June 30 are available without charge (1) by calling the Funds toll free at 1-888-825-2100, (2) on the Funds’ website at www.frontiermutualfunds.com, or (3) by accessing the SEC’s website at http://www.sec.gov.
Disclosure of each Fund’s complete schedule of portfolio holdings is required to be made quarterly on the Funds’ website, www.frontiermutualfunds.com, and on Form N-PORT and Form N-CSR, as applicable. These regulatory filings are available, free of charge on the EDGAR database on the SEC’s website at www.sec.gov.
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.

21

FRONTIER FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY CONTRACTS (Unaudited)
The Board of Directors (the “Board”) of Frontier Funds, Inc. (the “Company” or the “Funds”) met on May 5, 2025, and May 20, 2025, to consider the annual renewal of:
(a)
the investment advisory agreement between Frontegra Asset Management, Inc. (“Frontegra”) and the Company on behalf of the Frontier MFG Global Sustainable Fund (the “Sustainable Fund”) and the Frontier MFG Core Infrastructure Fund (the “Core Fund”); and

(b)	the subadvisory agreement between Frontegra and Magellan Asset Management Limited d/b/a MFG Asset Management (“MFG”) on behalf of the Sustainable Fund and the Core Fund (collectively, the “Funds”).
The Board approved the continuation of the advisory agreement and the subadvisory agreement through a process that concluded at the May 20, 2025, meeting. The Board, including all of the directors who are not considered “interested persons” of the Company for purposes of the Investment Company Act of 1940 (the “Independent Directors”), met with representatives of Frontegra and MFG on May 5, 2025, to discuss the 15(c) responses, business and personnel updates, fee and expense comparisons and Fund performance.
In connection with its consideration of the agreements, the Board reviewed and discussed various information that had been provided prior to the May 20, 2025, meeting, such as information about the investment performance of the Funds; Frontegra’s and MFG’s Form ADV; information regarding Frontegra’s and MFG’s compliance programs; personnel and financial condition; profitability information; and a memorandum prepared by the Company’s legal counsel regarding the Board’s duties in considering the renewal of the agreements. The Board also reviewed the advisory fee payable by each Fund under the advisory agreement, the expense cap/reimbursement agreement between the Company and Frontegra, on behalf of each Fund, and comparative fee and expense information provided by an independent source. The Board considered the subadvisory fees paid by Frontegra to MFG. The Board also considered Frontegra’s and MFG’s responses to their respective Section 15(c) requests that were submitted by the Company’s legal counsel on behalf of the Board, as supplemented by discussions with representatives of Frontegra and MFG at the May 5, 2025 meeting.
In evaluating the advisory and subadvisory agreements, the Board took into account its cumulative experience in working with Frontegra and MFG and the ongoing review of information and discussions with representatives of Frontegra and MFG throughout the year at Board meetings. The Board also took into account information routinely provided at quarterly meetings throughout the year regarding the services provided by Frontegra and MFG, the Funds’ performance, brokerage and trading services by MFG, fees and expenses, asset flows, compliance matters and other relevant information. The Independent Directors met in executive session with legal counsel on May 5, 2025, and as part of the May 20, 2025, meeting to discuss the 15(c) responses and the Board’s consideration of the advisory and subadvisory agreements.
Based on its evaluation of this information, the Board, including all of the Independent Directors, approved the continuation of the advisory agreement and subadvisory agreement, each for an additional one-year term.
In considering the advisory and subadvisory agreements, the Board reviewed and analyzed various factors with respect to each Fund that it determined were relevant, including the factors below, and made the following conclusions. In its deliberations, the Board did not identify any single factor as determinative.
Advisory Agreement
Nature, Extent and Quality of the Services to be Provided. The Board considered the services Frontegra would continue to provide to the Funds and their shareholders under the advisory agreement, as well as the qualifications and background of Frontegra and its personnel. The Board considered the experience and capabilities of the Funds’ management team, including the officer services and outsourced compliance and accounting services provided by NexTier Solutions, Inc. The Board noted that Frontegra serves as a manager of managers and had selected MFG to make the day-to-day investment decisions for the Funds. The Board considered that Frontegra has 29 years of experience in hiring and supervising subadvisers to portfolios in the Frontier family of funds. The Board discussed Frontegra’s responsibilities for overseeing the subadviser and for supervising the management of the Funds’ investments. The Board considered the services provided by Frontegra compared to those provided by the subadviser. The Board considered the extent of other services provided by Frontegra, including: subadviser and performance oversight; risk management oversight; Board support and reporting; oversight and coordination of service providers; oversight of

22

FRONTIER FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY CONTRACTS (Unaudited)(Continued)
financial reporting; administration of the Funds’ compliance program; oversight of the Funds’ valuation and liquidity policies (including serving as the Board’s valuation designee and liquidity risk management program administrator); tax and global custody services; regulatory administration services; shareholder servicing and administration services; and the provision of individuals to serve as officers of the Company and the provision of office space for the Company. The Board concluded that the range of services provided by Frontegra was appropriate and that Frontegra was qualified to provide such services.
Performance Record of the Funds. As described in more detail under “Subadvisory Agreement,” the Board reviewed each Fund’s performance record for the periods ended December 31, 2024, and March 31, 2025. The Directors considered that Frontegra does not directly manage the Funds’ investment portfolios, but had delegated those duties to MFG, subject to Frontegra’s oversight. The Board concluded that they were satisfied with Frontegra’s performance in selecting and overseeing MFG as subadviser to the Funds.
Advisory Fees. The Board compared each Fund’s advisory fee and total net expense ratio to those of other mutual funds in the same Morningstar category. The Board noted that the advisory fee for the Sustainable Fund was higher than the average for funds in the same Morningstar category, and that the total net expense ratio of the Institutional Class shares of the Sustainable Fund, after giving effect to the expense cap/reimbursement agreement, was below the category average. The Board also considered that the advisory fee for the Core Fund was well below the category average, and that the total net expense ratio of the Institutional Class of the Core Fund, after giving effect to the expense cap/reimbursement agreement, was also well below the category average. The Board concluded that the advisory fee paid by each Fund to Frontegra was reasonable in light of the nature and quality of services provided and fees paid by comparable funds.
Costs and Profitability. The Board considered information regarding the costs and profitability of Frontegra with respect to the Funds. With respect to the Core Fund, the Board considered the amount of the advisory fee retained by Frontegra and profitability information with respect to MFG, an affiliate of Frontegra, under the subadvisory agreement. The Board noted that the Sustainable Fund was not profitable to Frontegra for the year ended December 31, 2024. The Board considered the fact that Frontegra had entered into an expense cap/reimbursement agreement and was currently reimbursing each Fund’s expenses under the agreement. The Board also considered Frontegra’s financial condition, including financial support from Magellan Financial Group Limited. The Board concluded that Frontegra’s current level of profitability was reasonable with respect to the Core Fund. The Board did not consider Frontegra’s level of profitability from its relationship with the Sustainable Fund to be a material factor because the Fund was not profitable to Frontegra during the period presented.
Economies of Scale. The Board reviewed each Fund’s asset levels and considered whether there may be economies of scale in the management of each Fund at current levels and if Fund assets were to increase significantly. The Board considered the asset size of each Fund. The Board concluded that the level of the advisory fee and expense cap agreement for each Fund appropriately reflected the sharing of economies of scale with Fund shareholders.
Benefits to Frontegra. The Board considered information presented regarding any benefits to Frontegra or its affiliates from serving as adviser to the Funds (in addition to the advisory fee). The Board noted that Frontier Partners, Inc., an affiliate of Frontegra, provides consulting services to MFG and that representatives of Frontier Partners, Inc. may be eligible for compensation as a result of the introduction of new business. The Board concluded that such benefits appear to be reasonable.
On the basis of its review of the foregoing information, the Board found that the terms of the advisory agreement were fair and reasonable and in the best interests of each Fund’s shareholders.
Subadvisory Agreement
Nature, Extent and Quality of the Services to be Provided. The Board considered MFG’s investment strategy for each Fund, MFG’s experience in global equity, sustainable and infrastructure investing, key personnel involved in providing investment management services to the Funds and MFG’s compliance record and financial condition, including the financial condition of MFG’s parent company. The Board also considered services provided by MFG under the subadvisory agreement, including the management of each Fund’s investments, the selection of broker-dealers for execution of portfolio transactions, monitoring adherence to each Fund’s investment restrictions, reporting,

23

FRONTIER FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY CONTRACTS (Unaudited)(Continued)
regulatory and administrative services, proxy voting and assisting with the Funds’ compliance program. The Board noted the effective operation of MFG’s compliance program and the experience of MFG’s Chief Compliance Officer. The Board considered the experience of portfolio managers of the Funds, and other services provided by MFG or its parent company that benefit the Funds, such as IT support. The Board concluded that the nature, extent and quality of the services provided by MFG to the Funds were appropriate and that each Fund was likely to continue to benefit from services provided by MFG under the subadvisory agreement.
Investment Performance. The Board reviewed the performance record of the Funds as of December 31, 2024, and March 31, 2025. The Board observed that the Sustainable Fund’s Institutional Class trailed its benchmark index for the one-, three- and five-year and since-inception (2019) periods ended December 31, 2024. The Board considered MFG’s discussion of the reasons for the Fund’s underperformance in such periods, noting MFG’s low risk tolerance and focus on absolute return.
The Board noted that the performance of the Institutional Class of the Core Fund underperformed its benchmark for the one-, three-, five- and ten-year periods and exceeded the returns of its benchmark index over the since-inception (2012) period. The Board considered that the Core Fund has delivered solid performance for the since-inception period. The Board noted that MFG’s investment strategy can cause each Fund’s performance to vary from the benchmark, particularly over the short to intermediate term. The Board also considered each Fund’s relative performance compared to its Morningstar peer group average. The Board considered the performance of MFG’s composite of other accounts managed in strategies similar to the Funds.
The Directors concluded that the investment results that MFG had been able to achieve for each Fund were sufficient to support continuation of the subadvisory agreement.
Subadvisory Fees. The Board considered the subadvisory fee payable by Frontegra to MFG under the subadvisory agreement, noting that the subadvisory fee structure was negotiated at arm’s length prior to the companies becoming affiliated. The Board also considered that MFG has agreed to pay for or reimburse Frontegra for, as applicable, any expense reimbursements made by Frontegra pursuant to the expense cap/reimbursement agreement, and all amounts paid by Frontegra to financial intermediaries for sub-transfer agent and other administrative services. The Board also considered MFG’s commentary regarding the fees charged under the Funds’ subadvisory agreement as compared to fees charged to comparable institutional clients. The Board determined that the subadvisory fee was appropriate. In evaluating the subadvisory fee, the Board noted that such amounts are paid by Frontegra and that, therefore, the overall advisory fee paid by the Funds is not directly affected by the subadvisory fee.
Costs and Profitability. The Board considered information regarding the costs and profitability of MFG with respect to each Fund. The Board noted that the Sustainable Fund was not profitable to MFG and the Core Fund was profitable to MFG during the calendar year ended December 31, 2024. The Board considered that MFG assumes certain payments to financial intermediaries on behalf of the Funds by reimbursing Frontegra for such amounts. The Board also considered the financial condition of MFG’s parent company, Magellan Financial Group Limited, and determined it to be sound. The Board concluded that MFG’s current level of profitability for the Core Fund was reasonable. The Board did not consider MFG’s level of profitability from its relationship with the Sustainable Fund to be a material factor because the Fund was not profitable to MFG during the period presented.
Economies of Scale. Because the subadvisory fee is not paid by the Funds, the Board did not consider whether the fee should reflect any potential economies of scale that might be realized as the Funds’ assets increase.
Benefits to MFG Asset Management. The Board considered information presented regarding any benefits to MFG from serving as subadviser to the Funds (in addition to the subadvisory fee). The Board noted that MFG is under common control with Frontegra and thus indirectly benefits from any advisory fee retained by Frontegra. The Board noted that Frontier Partners, Inc., an affiliate of Frontegra, provides consulting and marketing services to MFG. The Board concluded that the benefits realized by MFG from its relationship with each Fund was reasonable.
On the basis of its review of the foregoing information, the Board found that the terms of the subadvisory agreement with MFG were fair and reasonable and in the best interests of the shareholders of each Fund.

24

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this report.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See the Statements of Operations within Item 7(a) of this report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

A statement regarding the basis for approval of Investment Advisory Contract information is included as part of the Financial Statements within Item 7(a) of this report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days prior to the filing date of this Form N-CSR, the registrant’s principal executive officer and principal financial officer have concluded that the disclosure controls and procedures are effective.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) The code of ethics that is the subject of the disclosure required by Item 2 is incorporated by reference to the Registrant’s Form N-CSR filed September 4, 2018.

(2) Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable.

(5) Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontier Funds, Inc.

By:	/s/ Charles S. Thompson II
Charles S. Thompson II, President (Principal Executive Officer)

Date:	9/4/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles S. Thompson II
Charles S. Thompson II, President (Principal Executive Officer)

Date:	9/4/2025

By:	/s/ Robert Lance Baker
Robert Lance Baker, Treasurer (Principal Financial Officer)

Date:	9/4/2025